Right of Use Assets and Lease Liabilities	6 Months Ended
Jun. 30, 2026
Presentation of leases for lessee [abstract]
Right of Use Assets and Lease Liabilities
9.
Right of Use Assets and Lease Liabilities

The considerations regarding the lease terms and the recognition exception are consistent with those disclosed in the 2025 Consolidated Financial Statements.

a) Set out below are the carrying amounts of right-of-use assets recognized and the movements during the six months ended June 30, 2026:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at December 31, 2025	23,481	986	4,072	28,539
Additions	—	—	—	—
Depreciation for the period	(1,327)	(206)	(734)	(2,267)
Disposals	(2,597)	—	—	(2,597)
Translation differences	141	—	2	143
Balance at June 30, 2026	19,698	780	3,340	23,818

b) Set out below are the carrying amounts of lease liabilities and the movements during the six months ended June 30, 2026:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at December 31, 2025	28,601	417	4,086	33,104
Additions to liabilities	—	—	—	—
Interest on lease liabilities	718	11	69	798
Lease payments	(2,038)	(278)	(635)	(2,951)
Disposals	(3,778)	—	—	(3,778)
Translation differences	66	—	2	68
Balance at June 30, 2026	23,569	150	3,522	27,241

An analysis of the contractual maturity of lease liabilities, including future interest payable, is as follows:

(In thousand Euros)	June 30, 2026	December 31, 2025
6 months or less	2,438	2,941
6 months to 1 year	2,330	2,811
From 1 to 2 years	10,085	10,467
From 2 to 5 years	21,858	22,686
More than 5 years	2,902	3,377
	39,613	42,282

Amounts recognized in profit or loss derived from lease liabilities and expenses on short-term and low value leases (IFRS 16 exemption applied) are as follows:

(In thousand Euros)	June 30, 2026	June 30 2025
Interest on lease liabilities (see note 20)	798	892
Expenses relating to short-term and low value leases (see note 18)	353	297